Income taxes - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Mar. 25, 2023	Mar. 26, 2022
Tax Credit Carryforward [Line Items]
Non cash valuation allowance	$ 24,820	$ 22,660
Federal non capital losses	$ 45,937
Earliest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2016
Latest Tax Year [Member]
Tax Credit Carryforward [Line Items]
Open tax year	2023
Domestic Tax Authority [Member]
Tax Credit Carryforward [Line Items]
Federal non capital losses	$ 45,900
Domestic Tax Authority [Member] | Investment Tax Credit Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	200
Domestic Tax Authority [Member] | Capital Loss Carryforward [Member]
Tax Credit Carryforward [Line Items]
Capital losses	$ 1,400